Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	7. OTHER CURRENT ASSETS
	March 31, 2023	June 30, 2022
	US$	US$
Other receivables	11,773	12,071
Other tax receivables	—	306,248
	11,773	318,319
7. OTHER CURRENT ASSETS
	June 30, 2022	June 30, 2021
	US$	US$
Other receivables	12,071	112,865
Other tax receivables	306,248	—
	318,319	112,865